Business Segment Information, Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 25, 2012		Nov. 27, 2011		Nov. 28, 2010
Segment Reporting Information [Line Items]
Net revenues	$ 1,146,678	$ 1,297,219	$ 1,100,856	$ 1,047,157	$ 1,164,961	$ 1,343,934	$ 1,204,017	$ 1,092,922	$ 1,120,693	$ 4,610,193		$ 4,761,566		$ 4,410,649
Operating income	181,455	91,351	86,787	45,630	110,211	91,644	80,899	64,976	98,874	333,979		336,393		381,361
Interest expense	(32,157)	(31,550)	(32,160)	(32,411)	(38,573)	(33,454)	(30,208)	(33,515)	(34,866)	(134,694)		(132,043)		(135,823)
Loss on early extinguishment of debt	(114)	0	0	(8,206)	0	(248)	0	0	0	(8,206)		(248)		(16,587)
Other income (expense), net	6,066	(1,320)	(5,747)	10,697	1,172	11,469	(5,779)	(1,006)	(5,959)	4,802		(1,275)		6,647
Income before income taxes	155,250	58,481	48,880	15,710	72,810	69,411	44,912	30,455	58,049	195,881		202,827		235,598
Americas
Segment Reporting Information [Line Items]
Net revenues	647,127				647,294					2,749,327		2,715,925		2,549,086
Operating income	132,463				79,636					431,552		393,906		402,530
Europe
Segment Reporting Information [Line Items]
Net revenues	296,587				289,452					1,103,212		1,174,138		1,105,264
Operating income	62,926				52,073					178,313		182,306		163,475
Asia Pacific
Segment Reporting Information [Line Items]
Net revenues	202,964				228,215					757,654		871,503		756,299
Operating income	48,965				41,160					66,839		108,065		86,274
Regional Operating Income
Segment Reporting Information [Line Items]
Operating income	244,354				172,869					676,704		684,277		652,279
Corporate
Segment Reporting Information [Line Items]
Operating income	$ 62,899				$ 62,658					$ 342,725	[1]	$ 347,884	[1]	$ 270,918	[1]

[1]	Included in corporate expenses for the year ended November 25, 2012, is an $18.8 million impairment charge related to the Company's decision in the third quarter to outsource distribution in Japan to a third-party and close its owned distribution center in that country.